Capital Stock	12 Months Ended
Mar. 01, 2014
Capital Stock
CAPITAL STOCK

(a)	Capital stock
The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. At March 1, 2014 and March 2, 2013, there were no Class A common shares or preferred shares outstanding.
The following details the changes in issued and outstanding common shares for the three years ended March 1, 2014:

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 26, 2011	523,869	$2,359	2,753	$(160)
Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury shares released for RSU settlements	—	(17)	(359)	17
Common shares outstanding as at March 3, 2012	524,160	2,446	8,711	(299)
Stock-based compensation	—	86	—	—
Tax deficiencies related to stock-based compensation	—	(11)	—	—
Purchase of treasury stock	—	—	3,006	(25)
Treasury shares released for RSU settlements	—	(90)	(2,697)	90
Common shares outstanding as at March 2, 2013	524,160	2,431	9,020	(234)
Exercise of stock options	417	3	—	—
Common shares issued for RSU settlements	1,975	—	—	—
Stock-based compensation	—	68	—	—
Tax deficiencies related to stock-based compensation	—	(13)	—	—
Purchase of treasury stock	—	—	1,641	(16)
Treasury shares released for RSU settlements	—	(71)	(3,001)	71
Common shares outstanding as at March 1, 2014	526,552	$2,418	7,660	$(179)

The Company had 527 million voting common shares outstanding, 3 million options to purchase voting common shares, 24 million RSUs and 0.2 million DSUs outstanding as at March 24, 2014.

(b)	Stock-based compensation
Stock Option Plan
The Company recorded a charge to income and a credit to paid-in-capital of approximately $5 million in fiscal 2014 (fiscal 2013 - $8 million; fiscal 2012 - $27 million) in relation to stock-based compensation expense.
The Company has presented excess tax deficiencies from the exercise of stock-based compensation awards as a financing activity in the consolidated statements of cash flows.
Stock options previously granted under the Prior Plans generally vest over a period of three years to a maximum of five years and are generally exercisable over a period of five years to a maximum of seven years from the grant date. The Company issues new shares to satisfy stock option exercises. There are 14 million shares in the equity pool available for future grants under the Company’s 2014 Plan as at March 1, 2014. Under the 2014 Plan, any shares that are issued as options shall be counted as 0.625 shares against the 2014 Plan's total shares in the equity pool available for future grants and shares issued as awards other than options (i.e., RSUs) shall be counted as one share against the 2014 Plan's total shares in the equity pool available for future grants.
A summary of option activity since February 26, 2011 is shown below:

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 26, 2011	4,610	$70.36
Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58
Balance as at March 3, 2012	3,618	73.86
Granted during the year	5,288	7.86
Forfeited/cancelled/expired during the year	(1,646)	60.86
Balance as at March 2, 2013	7,260	27.53
Exercised during the year	(417)	7.36
Forfeited/cancelled/expired during the year	(3,576)	42.55
Balance as at March 1, 2014	3,267	$12.08	3.32	$8
Vested and expected to vest as at March 1, 2014	3,153	$12.23	3.31	$6
Exercisable as at March 1, 2014	1,290	$18.57	2.93	$3

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on March 1, 2014 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on March 1, 2014. The intrinsic value of stock options exercised during fiscal 2014, calculated using the average market price during the year, was approximately $0.59 per share.
A summary of unvested stock options since March 2, 2013 is shown below:

	Options Outstanding
	Number (000’s)	Weighted-Average Grant Date Fair Value
Balance as at March 2, 2013	5,187	$4.71
Vested during the year	(1,517)	5.03
Forfeited during the year	(1,693)	4.71
Balance as at March 1, 2014	1,977	$4.48

As at March 1, 2014, there was $9 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 1.34 years. The total fair value of stock options vested during the year ended March 1, 2014 was $8 million.
Cash received from the stock options exercised for the year ended March 1, 2014 was $3 million (March 2, 2013 - nil; March 3, 2012 - $9 million). Tax deficiencies incurred by the Company related to the stock options exercised was $2 million at March 1, 2014 (March 2, 2013 – tax deficiency of $1 million; March 3, 2012 – tax deficiency of $2 million).
During the year ended March 1, 2014, there were no stock options granted (March 2, 2013 - 5,288,040; March 3, 2012 - there were no stock options granted).
Restricted Share Unit Plan
The Company recorded compensation expense with respect to RSUs of approximately $63 million in the year ended March 1, 2014 (March 2, 2013 -$78 million; March 3, 2012 -$70 million).
A summary of RSU activity since February 26, 2011 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted- Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 26, 2011	2,703	$57.40
Granted during the year	7,093	25.33
Vested during the year	(359)	60.42
Forfeited/cancelled during the year	(842)	45.73
Balance as at March 3, 2012	8,595	31.96
Granted during the year	11,189	7.94
Vested during the year	(2,697)	38.96
Forfeited/cancelled during the year	(1,902)	25.46
Balance as at March 2, 2013	15,185	13.83
Granted during the year	21,741	7.39
Vested during the year	(4,977)	17.11
Forfeited/cancelled during the year	(7,604)	11.44
Balance as at March 1, 2014	24,345	$8.15	2.86	$244
Vested and expected to vest March 1, 2014	23,736	$8.11	2.89	$237

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on March 1, 2014) that would have been received by RSU holders if all RSUs had been vested on March 1, 2014.
Tax deficiencies incurred by the Company related to the RSUs vested was $11 million for the year ended March 1, 2014 (March 2, 2013 - $10 million; March 3, 2012 - nil).
In order to comply with its obligation to deliver shares upon vesting, the Company purchases shares via a trustee selected by the Company or issues new common shares. During the year ended March 1, 2014, the Company purchased 1,641,447 common shares for total cash consideration of approximately $16 million (March 2, 2013 - 3,005,670 common shares were purchased for total cash consideration of approximately $25 million). These purchased shares are classified as treasury stock for accounting purposes and included in the shareholders’ equity section of the Company’s consolidated balance sheets.
As at March 1, 2014, there was $167 million of unrecognized compensation expense related to RSUs that will be expensed over the vesting period, which, on a weighted-average basis, results in a period of approximately 2.04 years.
During the year ended March 1, 2014, there were 21,741,154 RSUs granted (March 2, 2013 – 11,189,498 RSUs were granted), of which 16,210,460 will be settled upon vesting by the issuance of new common shares and 10,521,418 of which were granted as an inducement grant and are exempt from the equity pool under the Company's 2014 Plan.
Deferred Share Unit Plan
The Company issued 128,272 DSUs in the year ended March 1, 2014. There were 0.2 million DSUs outstanding as at March 1, 2014 (March 2, 2013 - 0.3 million). The Company had a liability of $2.4 million in relation to the DSU plan as at March 1, 2014 (March 2, 2013 - $4.3 million).